Goodwill and Other Intangibles - Intangible Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible assets
Amortization expense related to finite-lived intangible assets		$ 795,000,000	$ 611,000,000	$ 518,000,000
Anticipated annual amortization expenses
2017		780,000,000
2018		748,000,000
2019		704,000,000
2020		534,000,000
2021		473,000,000
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross carrying amount		19,006,000,000	18,587,000,000
Intangible assets, accumulated amortization		(5,495,000,000)	(4,709,000,000)
Intangible assets, net carrying amount		$ 13,511,000,000	13,878,000,000
Weighted Average
Intangible assets
Finite-Lived intangible asset, useful life (in years)		15 years 6 months
Customer contracts and relationships and covenants not to compete
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross carrying amount		$ 11,485,000,000	10,594,000,000
Intangible assets, accumulated amortization		(4,802,000,000)	(4,092,000,000)
Intangible assets, net carrying amount		$ 6,683,000,000	6,502,000,000
Customer contracts and relationships and covenants not to compete | Weighted Average
Intangible assets
Finite-Lived intangible asset, useful life (in years)		15 years 6 months
Favorable leases and other
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross carrying amount		$ 1,123,000,000	1,595,000,000
Intangible assets, accumulated amortization		(693,000,000)	(617,000,000)
Intangible assets, net carrying amount		$ 430,000,000	978,000,000
Favorable leases and other | Weighted Average
Intangible assets
Finite-Lived intangible asset, useful life (in years)		15 years 10 months 24 days
Trademarks (indefinitely-lived)
Intangible assets
Impairment of intangible assets, indefinite-lived	$ 0
Indefinite-lived intangible assets		$ 6,400,000,000	6,400,000,000
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross carrying amount		6,398,000,000	6,398,000,000
Intangible assets, net carrying amount		$ 6,398,000,000	$ 6,398,000,000